Income Tax - Schedule of net deferred tax assets (Detail) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Deferred tax asset:
Accrued liabilities	$ 77,599,000		$ 70,420,000
Interest expense	20,851,000		49,586,000
Social security tax deferral	12,656,000
Net operating losses	10,557,000		7,671,000
Right-of-use liabilities	11,996,000		26,648,000
Transaction expenses	8,643,000		5,325,000
Debt issuance costs	6,422,000		973,000
Acquired intangibles, including goodwill	2,205,000		2,292,000
Insurance reserves	2,262,000		2,403,000
Other	4,755,000		6,158,000
Total deferred tax assets	157,946,000		171,476,000
Valuation allowance	(6,706,000)		(5,570,000)
Noncurrent deferred tax asset	2,188,000		227,000
Deferred tax liabilities
Acquired intangibles including goodwill	618,697,000		636,245,000
Right-of-use assets	7,890,000		20,294,000
Restructuring expenses	4,977,000		6,857,000
Depreciation	2,464,000		1,617,000
Unrealized transactions			990,000
Other	6,266,000		6,038,000
Total deferred tax liabilities	640,294,000		672,041,000
Noncurrent deferred tax liability	491,242,000		506,362,000
Less: deferred income tax asset valuation allowances	(6,706,000)		(5,570,000)
Net deferred tax liabilities	$ 489,054,000		506,135,000
Predecessor Company
Deferred tax asset:
Startup / organizational costs			58,712
Total deferred tax assets			58,712
Valuation allowance		$ (1,170,000)	(58,712)
Deferred tax asset, net of allowance			0
Deferred tax liabilities
Less: deferred income tax asset valuation allowances		$ (1,170,000)	$ (58,712)